Debt - Disclosure of recognition of debt arising from financing activities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Debt arising from financing activities [Roll Forward]
Balance beginning of year	$ 494,414
Financing cash flows related to debt:
Debt transaction costs	(22,084)		$ 0
Non-cash changes recorded in debt:
Balance end of year	636,059		494,414
Senior Notes due 2029
Debt arising from financing activities [Roll Forward]
Balance beginning of year	494,414		489,763
Financing cash flows related to debt:
Interest paid	(31,250)		(31,250)
Total financing cash flows related to debt	(31,250)		(31,250)
Borrowings, excluding non-cash charges	463,164		458,513
Non-cash changes recorded in debt:
Interest incurred	31,486		31,472
Change in fair value of redemption option derivative asset relating to senior notes due 2029	(1,959)		4,429
Balance end of year	492,691		494,414
Term Facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	95,893	€ 86,781
Interest paid	(3,655)
Debt transaction costs	(22,084)
Total financing cash flows related to debt	144,259
Borrowings, excluding non-cash charges	144,259
Non-cash changes recorded in debt:
Interest incurred	4,526
Foreign exchange losses	2,599
Balance end of year	143,368		0
Term Facility Commercial Loans
Debt arising from financing activities [Roll Forward]
Balance beginning of year	0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	114,602
Non-cash changes recorded in debt:
Balance end of year	100,890		0
Greek Recovery and Resilience Facility (RRF)
Debt arising from financing activities [Roll Forward]
Balance beginning of year	0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	52,136
Non-cash changes recorded in debt:
Recording RRF loans at fair value on initial recognition	(8,016)
Balance end of year	39,209		0
Revolving VAT facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	14,588	13,464	0
Repayments of Term Facility - VAT Facility	(11,328)	€ (10,505)	0
Non-cash changes recorded in debt:
Balance end of year	$ 3,269		$ 0